Taxes recoverable	9 Months Ended
Sep. 30, 2021
Taxes Recoverable
Taxes recoverable

8 Taxes recoverable

		Sep/2021	Dec/2020

Parent Company and subsidiaries in Brazil
IPI		895	1,435
Value-added tax on sales and services (ICMS)		278,689	293,193
ICMS - credits from PP&E		210,166	163,847
Social integration program (PIS) and social contribution on revenue (COFINS)		199	199
PIS and COFINS - credits from PP&E		415,902	353,928
REINTEGRA program		21,139	16,799
Federal tax credits	(a)	1,099,985	1,109,122
Other		64,331	40,234

Foreign subsidiaries
Value-added tax ("IVA")		269,195	277,175
Other		56,261	9,470
Total		2,416,762	2,265,402

Current assets		1,241,308	1,192,665
Non-current assets		1,175,454	1,072,737
Total		2,416,762	2,265,402

(a) Federal tax credits

The main tax credit refers to the exclusion of ICMS from the PIS/COFINS calculation basis. The Company and its merged companies filed various lawsuits claiming recognition of the right to exclude ICMS from the calculation basis for PIS and COFINS and the consequent tax refund. The oldest period of the lawsuit dates back to 1991. The Company, assisted by specialized third-party consulting firm, proceeded with the measurement of these tax credits, basically considering the amount of ICMS presented on the sales invoices and other tax information on the ancillary obligations to ensure the consistency of the calculations, grounded in the legal opinion. During the nine-month period ended September 30, 2021, the final and unappealable decisions of proceedings originally filed by merged companies were issued. During 2021, the total of R$2,019,027 (R$438,045 in 2020) was recognized related to PIS and COFINS taxes overpaid, with R$1,031,099 recorded under “Other operating income (expenses)” (R$310,557 in 2020) and R$987,928 under financial income (R$127,488 in 2020).

Of the total tax credit recorded by the Company related to this topic, since 2019, R$4,161,692 already has been offset. On September 30, 2021, the balance is R$927,156, of which R$925,422 was classified under current assets and R$1,734 under non-current assets. The balance on December 31, 2020 was R$1,002,605, registered under current.